Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Statement of operations
Revenue	$ 2,564.2		$ 5,800.1		$ 4,164.3		$ 3,228.3
Operating costs	(1,508.2)	[1]	(3,109.4)	[2]	(2,647.6)	[3]	(2,085.3)	[4]
Gold inventory change	5.6	[5]	77.2	[5]	29.4	[5]	34.7	[5]
Operating profit	1,061.6		2,767.9		1,546.1		1,177.7
Amortization and depreciation	(389.4)		(745.3)		(631.3)		(433.6)
Net operating profit/(loss)	672.2		2,022.6		914.8		744.1
Exploration expenditure	(50.9)		(120.5)		(82.5)		(58.0)
Feasibility and evaluation	(9.3)		(95.2)
Other items as detailed in statement of operations	(373.8)		(149.4)		19.1		(134.9)
Royalty	(43.3)		(149.7)
Current taxation	(159.5)		(436.5)		(234.0)		(172.9)
Deferred taxation	25.7		(115.5)		(124.4)		(91.7)
Profit/(loss) after taxation	61.1		955.8		493.0		286.6
Balance sheet
Total assets	10,710.0		10,077.4		9,181.4
Total liabilities excluding deferred tax	2,562.5		3,197.3		2,052.8
Deferred tax liability/(asset)	1,065.3		1,027.8		990.2
Capital expenditure	593.6		1,153.0		913.1
Corporate and Other
Statement of operations
Operating costs	(33.1)	[1],[6]	(31.0)	[2],[6]
Operating profit	(33.1)	[6]	(31.0)	[6]
Amortization and depreciation	(10.9)	[6]	(20.4)	[6]	(19.1)	[6]	(16.2)	[6]
Net operating profit/(loss)	(44.0)	[6]	(51.4)	[6]	(19.1)	[6]	(16.2)	[6]
Exploration expenditure	(49.1)	[6]	(101.6)	[6]	(80.9)	[6]	(56.4)	[6]
Feasibility and evaluation	(9.3)	[6]	(17.4)	[6]
Other items as detailed in statement of operations	(117.6)	[6]	(15.3)	[6]	145.2	[6]	(74.8)	[6]
Current taxation	(18.1)	[6]	(55.5)	[6]	(29.9)	[6]	(16.2)	[6]
Deferred taxation	(0.6)	[6]	43.9	[6]	3.5	[6]	21.1	[6]
Profit/(loss) after taxation	(238.7)	[6]	(197.3)	[6]	18.8	[6]	(142.5)	[6]
Balance sheet
Total assets	4,370.8	[7]	3,643.0	[6]	3,812.6	[6]
Total liabilities excluding deferred tax	1,427.7	[7]	1,949.5	[6]	1,109.2	[6]
Deferred tax liability/(asset)	(33.1)	[7]	(77.3)	[6]	(33.0)	[6]
Capital expenditure	4.7	[6]	102.5	[6]	4.5	[6]
Reconciling items
Statement of operations
Operating costs	(43.6)	[1]	(126.5)	[2]	(118.5)	[3]	(106.0)	[4]
Gold inventory change	(4.7)	[5]	1.4	[5]	5.9	[5]	11.4	[5]
Operating profit	(48.3)		(125.1)		(112.6)		(94.6)
Amortization and depreciation	(0.4)		38.1		6.9		26.3
Net operating profit/(loss)	(48.7)		(87.0)		(105.7)		(68.4)
Exploration expenditure	(1.8)		(5.3)		(1.6)		(1.6)
Feasibility and evaluation			(77.8)
Other items as detailed in statement of operations	(1.4)		0.6		4.4		20.1
Deferred taxation	33.2		48.4		21.7		(3.4)
Profit/(loss) after taxation	(18.7)		(121.1)		(81.2)		(53.3)
Balance sheet
Total assets	182.4		(174.9)		153.6
Total liabilities excluding deferred tax	(12.0)		(55.2)		(27.6)
Deferred tax liability/(asset)	19.4		(60.3)		46.6
Capital expenditure	(56.4)		(260.2)		(108.2)
SOUTH AFRICA | Driefontein Kloof Complex
Statement of operations
Revenue	814.3		1,745.5
Operating costs	(533.6)	[1]	(1,032.2)	[2]
Operating profit	280.7		713.4
Amortization and depreciation	(122.5)		(230.4)
Net operating profit/(loss)	158.2		483.0
Other items as detailed in statement of operations	(148.9)		(56.3)
Royalty	(11.8)		(35.5)
Current taxation	(20.5)		(88.5)
Deferred taxation	33.7		(39.7)
Profit/(loss) after taxation	10.7		263.2
Balance sheet
Total assets	1,937.9		1,714.5
Total liabilities excluding deferred tax	437.1		414.2
Deferred tax liability/(asset)	525.6		471.6
Capital expenditure	177.3		318.6
SOUTH AFRICA | Beatrix
Statement of operations
Revenue	259.1		555.4		424.7		339.1
Operating costs	(172.8)	[1]	(333.6)	[2]	(299.9)	[3]	(226.1)	[4]
Operating profit	86.3		221.8		124.8		113.0
Amortization and depreciation	(36.9)		(71.2)		(71.5)		(48.3)
Net operating profit/(loss)	49.4		150.6		53.3		64.7
Other items as detailed in statement of operations	(47.7)		(11.2)		(6.4)		(7.0)
Royalty	(1.3)		(4.6)
Current taxation	(0.4)		(0.3)		(1.0)		(0.1)
Deferred taxation	(7.9)		(43.4)		(18.6)		(21.8)
Profit/(loss) after taxation	(7.9)		91.1		27.3		35.8
Balance sheet
Total assets	237.5		225.0		140.5
Total liabilities excluding deferred tax	(93.0)		(103.5)		(114.9)
Deferred tax liability/(asset)	128.9		145.6		107.5
Capital expenditure	42.7		84.6		85.8
SOUTH AFRICA | South Deep Gold Mine
Statement of operations
Revenue	188.2		427.5		288.7		155.2
Operating costs	(139.5)	[1]	(296.2)	[2]	(220.9)	[3]	(131.9)	[4]
Operating profit	48.7		131.3		67.8		23.3
Amortization and depreciation	(37.8)		(76.7)		(59.7)		(31.4)
Net operating profit/(loss)	10.9		54.6		8.1		(8.1)
Other items as detailed in statement of operations	(22.9)		(15.1)		(24.8)		6.1
Royalty	(0.9)		(2.1)
Current taxation					(0.5)
Deferred taxation	(0.6)	[7]	(17.1)	[7]	6.5	[7]	0.8	[7]
Profit/(loss) after taxation	(13.5)		20.3		(10.7)		(1.2)
Balance sheet
Total assets	126.6		153.0		132.0
Total liabilities excluding deferred tax	67.5		66.9		78.9
Deferred tax liability/(asset)	0.6		15.8
Capital expenditure	140.5		274.6		212.8
SOUTH AFRICA | Driefontein
Statement of operations
Revenue					770.9		726.5
Operating costs					(505.6)	[3]	(391.8)	[4]
Operating profit					265.3		334.7
Amortization and depreciation					(82.0)		(69.4)
Net operating profit/(loss)					183.3		265.3
Other items as detailed in statement of operations					(12.0)		(21.0)
Current taxation					(32.6)		(66.9)
Deferred taxation					(26.5)		(19.6)
Profit/(loss) after taxation					112.2		157.8
Balance sheet
Total assets					1,076.5
Total liabilities excluding deferred tax					307.2
Deferred tax liability/(asset)					263.6
Capital expenditure					150.3
SOUTH AFRICA | Kloof
Statement of operations
Revenue					613.2		562.3
Operating costs					(451.8)	[3]	(342.3)	[4]
Operating profit					161.4		220.0
Amortization and depreciation					(105.6)		(76.9)
Net operating profit/(loss)					55.8		143.1
Other items as detailed in statement of operations					(14.1)		(17.0)
Current taxation					(3.7)		(28.2)
Deferred taxation					(15.4)		(12.2)
Profit/(loss) after taxation					22.6		85.7
Balance sheet
Total assets					661.2
Total liabilities excluding deferred tax					142.8
Deferred tax liability/(asset)					236.9
Capital expenditure					145.7
GHANA | Tarkwa Mine
Statement of operations
Revenue	468.1		1,122.9		790.1		537.2
Operating costs	(205.4)	[1]	(436.4)	[2]	(387.0)	[3]	(338.1)	[4]
Gold inventory change	(2.8)	[5]	65.0	[5]	11.4	[5]	18.0	[5]
Operating profit	259.9		751.6		414.5		217.1
Amortization and depreciation	(43.5)		(104.9)		(111.0)		(55.0)
Net operating profit/(loss)	216.4		646.6		303.5		162.1
Other items as detailed in statement of operations	(11.6)		(21.5)		(10.9)		(14.3)
Royalty	(8.7)		(51.0)
Current taxation	(54.8)		(150.7)		(70.3)		(16.1)
Deferred taxation	(5.7)		(22.0)		(34.4)		(31.8)
Profit/(loss) after taxation	135.6		401.4		187.9		99.9
Balance sheet
Total assets	1,193.3		1,435.9		1,059.0
Total liabilities excluding deferred tax	189.4		323.9		144.6
Deferred tax liability/(asset)	185.7		207.7		180.0
Capital expenditure	116.6		218.9		148.6
GHANA | Damang
Statement of operations
Revenue	152.1		340.8		226.9		175.7
Operating costs	(73.9)	[1]	(142.1)	[2]	(130.7)	[3]	(132.4)	[4]
Gold inventory change	0.5	[5]	1.9	[5]	(2.1)	[5]	2.3	[5]
Operating profit	78.7		200.6		94.1		45.6
Amortization and depreciation	(12.7)		(26.7)		(17.2)		(18.8)
Net operating profit/(loss)	66.0		173.9		76.9		26.8
Other items as detailed in statement of operations	(6.0)		(15.0)		(3.3)		(9.6)
Royalty	(3.1)		(15.5)
Current taxation	(18.6)		(29.8)		(28.3)		(8.3)
Deferred taxation	1.2		(13.2)		0.5		0.3
Profit/(loss) after taxation	39.5		100.5		45.8		9.2
Balance sheet
Total assets	250.0		344.2		177.4
Total liabilities excluding deferred tax	70.5		99.2		36.7
Deferred tax liability/(asset)	15.8		29.1		17.1
Capital expenditure	56.3		87.8		29.8
AUSTRALIA
Statement of operations
Revenue	415.8		1,047.3		638.4		548.5
Operating costs	(228.9)	[1]	(553.9)	[2]	(398.2)	[3]	(330.3)	[4]
Gold inventory change	11.0	[5]	9.0	[5]	12.9	[5]	(1.1)	[5]
Operating profit	197.9		502.4		253.1		217.1
Amortization and depreciation	(95.6)		(194.5)		(116.8)		(104.9)
Net operating profit/(loss)	102.3		307.9		136.3		112.2
Exploration expenditure			(9.4)
Other items as detailed in statement of operations	(5.6)		0.1		(5.8)		0.4
Royalty	(10.2)		(26.3)
Current taxation					(16.5)		(21.0)
Deferred taxation	(25.7)		(82.8)		(34.7)		(21.8)
Profit/(loss) after taxation	60.8		189.6		79.3		69.8
Balance sheet
Total assets	1,348.3		1,667.2		1,082.6
Total liabilities excluding deferred tax	186.8		219.5		157.9
Deferred tax liability/(asset)	187.2		270.8		138.2
Capital expenditure	80.5		256.8		158.2
AUSTRALIA | St Ives
Statement of operations
Revenue	313.4		734.2		460.6		378.6
Operating costs	(178.2)	[1]	(415.4)	[2]	(308.9)	[3]	(255.5)	[4]
Gold inventory change	10.3	[5]	3.0	[5]	13.4	[5]	1.1	[5]
Operating profit	145.5		321.8		165.1		124.3
Amortization and depreciation	(81.5)		(149.9)		(98.6)		(80.0)
Net operating profit/(loss)	64.0		171.9		66.5		44.4
Exploration expenditure			(5.0)
Other items as detailed in statement of operations	(4.2)		0.2		(4.5)		2.1
Royalty		[8]
Current taxation		[8]				[8]		[8]
Deferred taxation		[8]				[8]		[8]
Profit/(loss) after taxation		[8]				[8]		[8]
Balance sheet
Total assets	862.7		1,058.2		701.8
Total liabilities excluding deferred tax	140.9		174.9		125.4
Deferred tax liability/(asset)		[8]				[8]
Capital expenditure	55.5		182.7		103.0
AUSTRALIA | Agnew
Statement of operations
Revenue	102.4		313.1		177.8		169.9
Operating costs	(50.7)	[1]	(138.5)	[2]	(89.3)	[3]	(74.8)	[4]
Gold inventory change	0.7	[5]	6.0	[5]	(0.5)	[5]	(2.2)	[5]
Operating profit	52.4		180.6		88.0		92.8
Amortization and depreciation	(14.1)		(44.6)		(18.2)		(24.9)
Net operating profit/(loss)	38.3		136.0		69.8		67.9
Exploration expenditure			(4.4)
Other items as detailed in statement of operations	(1.4)		(0.1)		(1.3)		(1.7)
Royalty		[8]
Current taxation		[8]				[8]		[8]
Deferred taxation		[8]				[8]		[8]
Profit/(loss) after taxation		[8]				[8]		[8]
Balance sheet
Total assets	485.6		609.0		380.8
Total liabilities excluding deferred tax	45.9		44.6		32.5
Deferred tax liability/(asset)		[8]				[8]
Capital expenditure	25.0		74.1		55.2
PERU | Cerro Corona
Statement of operations
Revenue	266.6		560.5		411.4		183.8
Operating costs	(77.4)	[1]	(157.4)	[2]	(135.0)	[3]	(86.4)	[4]
Gold inventory change	1.6	[5]	(0.1)	[5]	1.3	[5]	4.1	[5]
Operating profit	190.8		403.0		277.7		101.5
Amortization and depreciation	(29.1)		(58.6)		(55.3)		(38.9)
Net operating profit/(loss)	161.7		344.4		222.4		62.6
Exploration expenditure			(4.2)
Other items as detailed in statement of operations	(12.1)		(15.7)		(53.2)		(17.8)
Royalty	(7.3)		(14.7)
Current taxation	(47.1)		(111.7)		(51.2)		(16.1)
Deferred taxation	(1.9)		10.4		(27.0)		(3.3)
Profit/(loss) after taxation	93.3		208.5		91.0		25.4
Balance sheet
Total assets	1,063.2		1,069.5		886.0
Total liabilities excluding deferred tax	288.5		282.8		218.0
Deferred tax liability/(asset)	35.2		24.9		33.3
Capital expenditure	$ 31.4		$ 69.4		$ 85.6

[1]	Operating costs for management reporting purposes includes: Corporate expenditure-$20.7 million, Environmental rehabilitation-$10.9 million and Employee termination costs-$35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for management reporting purposes includes: Corporate expenditure-$25.9 million, Environmental rehabilitation-$24.9 million and Employee termination costs-$32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for management reporting purposes includes: Corporate expenditure-$47.5 million, Environmental rehabilitation-$19.3 million and Employee termination costs-$10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs for management reporting purposes includes: Corporate expenditure-$35.5 million, Environmental rehabilitation-$13.9 million and Employee termination costs-$21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
[6]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
[7]	Indicative as tax is provided in the holding companies of South Deep.
[8]	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.